                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               -----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Brown & Partners LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all informa-tion contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher C. Grisanti
Title: Principal
Phone: (212) 218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti   New York, New York   February 10, 2009
---------------------------   ------------------   -----------------
[Signature]                      [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         75
Form 13F Information Table Value Total:   $685,226
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

Grisanti Brown & Partners LLC
Form 13F Information Table

          12/31/2008

                                                                                                  Voting Authoity
                                   Title               Value  Shares/ Sh/ Put/ Invstmt  Other   -------------------
Name of Issuer                   of Class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------- ---------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
3M COMPANY                      com        88579y101       60    1050 SH       Sole                1050
ABBOTT LABORATORIES             com        002824100      107    2000 SH       Sole                2000
ACE LTD                         com        H0023R105      127    2400 SH       Sole                2400
ALCOA INC                       com        013817101       98    8700 SH       Sole                8700
ALLSTATE CORP                   com        020002101      121    3708 SH       Sole                3708
ALTRIA GROUP, INC               com        02209S103      261   17300 SH       Sole               17300
AMDOCS LTD.                     com        G02602103        7     400 SH       Sole                 400
ANNALY CAPITAL MGMT INC         com        035710409    34358 2164980 SH       Sole             2164980
AT&T CORP.                      com        00206R102       57    2000 SH       Sole                2000
AXIS CAPITAL HOLDINGS LTD       shs        G0692U109    17698  607770 SH       Sole              607770
BANK OF AMERICA CORP            com        060505104       58    4110 SH       Sole                4110
BOEING CO                       com        097023105    29875  700140 SH       Sole              700140
BP AMOCO PLC SPONS ADR          spon adr   055622104      122    2619 SH       Sole                2619
CALPINE CORP COM                com        131347304       81   11100 SH       Sole               11100
CHUBB CORP                      com        171232101    32848  644085 SH       Sole              644085
CIGNA CORP                      com        125509109      243   14436 SH       Sole               14436
CISCO SYSTEMS INC               com        17275R102    28175 1728533 SH       Sole             1728533
CITIGROUP INC                   com        172967101        0       1 SH       Sole                   1
COCA COLA CO                    com        191216100      609   13450 SH       Sole               13450
COMCAST CORP CL A               com        20030n101    43157 2556708 SH       Sole             2556708
COMCAST CORP CL A SPL           com        20030N200      989   61215 SH       Sole               61215
DISCOVER FINANCIAL SERVICES     com        254709108       63    6600 SH       Sole                6600
DOVER CORP                      com        260003108       33    1000 SH       Sole                1000
DOW CHEMICAL CO                 com        260543103       68    4500 SH       Sole                4500
DUKE ENERGY CORP                com        26441c105       30    2000 SH       Sole                2000
EMC CORP MASS                   com        268648102       86    8200 SH       Sole                8200
EMERSON ELEC CO COM             com        291011104      183    5000 SH       Sole                5000
ENERGIZER HOLDINGS INC          com        29266r108    29645  547570 SH       Sole              547570
EXXON MOBIL CORPORATION         com        30231G102      936   11727 SH       Sole               11727
FEDEX CORPORATION               com        31428x106    23557  367225 SH       Sole              367225
FISERV INC                      com        337738108    46299 1273005 SH       Sole             1273005
FNB CORP COM                    com        302520101       44    3348 SH       Sole                3348
FOSTER WHEELER LTD              com        g36535139    22983  983019 SH       Sole              983019
GENERAL ELEC CO                 com        369604103      237   14650 SH       Sole               14650
GOLDMAN SACHS GROUP INC         com        38141G104    16209  192075 SH       Sole              192075
HEWLETT-PACKARD                 com        428236103    31799  876247 SH       Sole              876247
INGERSOLL RAND                  com        g4776g101       47    2712 SH       Sole                2712
INTL BUSINESS MACHINES CORP     com        459200101      404    4800 SH       Sole                4800
ISHARES TR                      russell
                                1000 val   464287598      976   19700 SH       Sole               19700
JOHNSON & JOHNSON               com        478160104      742   12400 SH       Sole               12400
JPMORGAN CHASE                  com        46625H100      110    3480 SH       Sole                3480
KBR INC                         com        48242w106       82    5400 SH       Sole                5400
KIMBERLY CLARK CORP COM         com        494368103      206    3900 SH       Sole                3900
KRAFT FOODS CL A                com        50075N104       37    1384 SH       Sole                1384
LABORATORY CRP OF AMER HLDGS    com        50540r409      126    1950 SH       Sole                1950
MCDERMOTT INTL INC              com        580037109       74    7500 SH       Sole                7500
MERCK & CO INC                  com        589331107      477   15700 SH       Sole               15700
MICRON TECHNOLOGY               com        595112103       34   12700 SH       Sole               12700
MICROSOFT CORP                  com        594918104    28701 1476413 SH       Sole             1476413
NATIONAL CITY CORP              com        635405103       52   28700 SH       Sole               28700
NAVISTAR INTL                   com        63934E108       43    2000 SH       Sole                2000
NORTHERN TRUST CORP             com        665859104    15986  306605 SH       Sole              306605
NRG ENERGY INC                  com new    629377508       65    2800 SH       Sole                2800
PATRIOT COAL CORP               com        70336t104       20    3124 SH       Sole                3124
PEABODY ENERGY CORP             com        704549104       60    2620 SH       Sole                2620
PFIZER INC                      com        717081103    41144 2323215 SH       Sole             2323215
PHILIP MORRIS INTERNATIONAL INC com        718172109      753   17300 SH       Sole               17300
PROCTER & GAMBLE                unit ser 1 742718109      532    8600 SH       Sole                8600
SCHWAB (CHARLES) CORP           com        808513105    48657 3009060 SH       Sole             3009060
SHERWIN WILLIAMS                com        824348106    37320  624605 SH       Sole              624605
SLM CORPORATION                 com        78442p106        3     350 SH       Sole                 350
SMURFIT-STONE CONTAINER CORP    com        832727101        7   26200 SH       Sole               26200
SPDR GOLD TRUST                 gold shs   78463V107        9     100 SH       Sole                 100
SPIRIT AEROSYSTEMS HLDGS INC    cl A       848574109       66    6500 SH       Sole                6500
SPDR TR                         unit ser 1 78462f103     1886   20900 SH       Sole               20900
TARGET CORP COM                 com        87612e106    26678  772595 SH       Sole              772595

Grisanti Brown & Partners LLC
Form 13F Information Table

          12/31/2008

                                                                                                  Voting Authoity
                                   Title               Value  Shares/ Sh/ Put/ Invstmt  Other   -------------------
Name of Issuer                   of Class    CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
------------------------------- ---------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
TIME WARNER INC                 com        887317105    31838 3164854 SH       Sole             3164854
U.S. BANCORP                    com        902973304       93    3700 SH       Sole                3700
PROSHARES TR                    pshs real
                                estat      74347R552       24     475 SH       Sole                 475
WALGREEN CO                     com        931422109    28460 1153625 SH       Sole             1153625
WALT DISNEY CO                  com        254687106       69    3050 SH       Sole                3050
WELLPOINT HEALTH NETWORKS INC   com        94973v107    35492  842435 SH       Sole              842435
WILLIAMS COS  INC               com        969457100    22674 1565891 SH       Sole             1565891
WYETH                           com        983024100       38    1000 SH       Sole                1000
YRC WORLDWIDE INC               com        984249102       18    6200 SH       Sole                6200

TOTAL VALUE                                           685,226